Investment in equity method investees (Tables)	12 Months Ended
Dec. 31, 2021
Investment in equity method investees
Schedule of Investment in equity method investees
Investments in equity method investees as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”) (i)	—	200,580
Kunshan Baowei Information Technology Limited (“Kunshan Baowei”) (ii)	307,097	180,278
Shenzhen Tencent Puhe Limited Partnership (“Tencent Puhe”)	198,744	182,682
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership (“Sequoia Fashion and Technology”) ( ii i)	176,810	543,456
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	510,117	568,066
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd (“Zhengzhou Shan Shan”)	489,034	488,687
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	166,717	161,252
Others	197,892	284,282
Less:
Impairment	(96,624)	(132,415)

Total	1,949,787	2,476,868